MainStay ICAP Select Equity Fund ( Prospectus Summary) | MainStay ICAP Select Equity Fund
MainStay ICAP Select Equity Fund
Investment Objective
The Fund seeks total return.
Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the MainStay Funds. This amount may vary depending on the MainStay Fund in which you invest. In addition, different financial intermediary firms and financial professionals may impose different sales loads and waivers. More information about these and other discounts or waivers is available from your financial professional; in the "Information on Sales Charges" section starting on page 117 of the Prospectus and Appendix A – Intermediary-Specific Sales Charge Waivers and Discounts; and in the "Alternative Sales Arrangements" section on page 109 of the Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - - MainStay ICAP Select Equity Fund	Class A		Investor Class		Class B [1]	Class C	Class I	Class R1	Class R2	Class R3	Class R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%		5.50%		none	none	none	none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	none	[2]	none	[2]	5.00%	1.00%	none	none	none	none	none
[1]	Class B shares are closed to all new purchases as well as additional investments by existing Class B shareholders.
[2]	A contingent deferred sales charge of 1.00% may be imposed on certain redemptions made within 24 months of the date of purchase on shares that were purchased without an initial sales charge.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - - MainStay ICAP Select Equity Fund		Class A	Investor Class	Class B [2]	Class C	Class I	Class R1	Class R2	Class R3	Class R6
Management Fees (as an annual percentage of the Fund's average daily net assets)	[1]	0.80%	0.80%	0.80%	0.80%	0.80%	0.80%	0.80%	0.80%	0.80%
Distribution and/or Service (12b-1) Fees		0.25%	0.25%	1.00%	1.00%	none	none	0.25%	0.50%	none
Other Expenses		0.20%	0.34%	0.34%	0.34%	0.21%	0.30%	0.30%	0.31%	0.03%
Total Annual Fund Operating Expenses		1.25%	1.39%	2.14%	2.14%	1.01%	1.10%	1.35%	1.61%	0.83%
Waivers / Reimbursements	[3]	(0.07%)	none	none	none	(0.11%)	none	none	none	none
Total Annual Fund Operating Expenses After Waivers / Reimbursements	[3]	1.18%	1.39%	2.14%	2.14%	0.90%	1.10%	1.35%	1.61%	0.83%
[1]	The management fee is as follows: 0.80% on assets up to $5 billion; 0.775% on assets from $5 billion to $7.5 billion; and 0.75% on assets in excess of $7.5 billion.
[2]	Class B shares are closed to all new purchases as well as additional investments by existing Class B shareholders.
[3]	New York Life Investment Management LLC ("New York Life Investments") has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) fund fees and expenses) of a class do not exceed the following percentages of its average daily net assets: Class A, 1.18%; and Class I, 0.90%. This agreement will remain in effect until February 28, 2018, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board of Trustees of the Fund.

Example

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated whether or not you redeem all of your shares at the end of those periods (except as indicated with respect to Class B and Class C shares). The Example reflects Class B shares converting into Investor Class shares in years 9-10; fees could be lower if you are eligible to convert to Class A shares instead. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example reflects the contractual fee waiver and/or expense reimbursement arrangement, if applicable, for the current duration of the arrangement only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Assuming redemption at end of period
Expense Example - - MainStay ICAP Select Equity Fund - USD ($)	Class A	Investor Class	Class B	Class C	Class I	Class R1	Class R2	Class R3	Class R6
1 Year	$ 664	$ 684	$ 717	$ 317	$ 92	$ 112	$ 137	$ 164	$ 85
3 Years	918	966	970	670	311	350	428	508	265
5 Years	1,192	1,269	1,349	1,149	547	606	739	876	460
10 Years	$ 1,972	$ 2,127	$ 2,282	$ 2,472	$ 1,226	$ 1,340	$ 1,624	$ 1,911	$ 1,025

Assuming no redemption
Expense Example, No redemption - - MainStay ICAP Select Equity Fund - USD ($)	Class B	Class C
1 Year	$ 217	$ 217
3 Years	670	670
5 Years	1,149	1,149
10 Years	$ 2,282	$ 2,472

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 82% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests primarily in U.S. dollar-denominated equity securities of U.S. and foreign companies with market capitalizations (at the time of investment) of at least $3 billion. The Fund seeks to achieve a total return greater than the Russell 1000 ® Value Index over longer periods of time and indices comprised of value-oriented stocks over shorter periods of time.

The Fund will typically hold between 25 and 30 securities. Under normal circumstances, the Fund will invest at least 80% of its assets (net assets plus borrowings for investment purposes) in common stocks and other equity securities. Other equity securities may include American Depositary Receipts, warrants, real estate investment trusts ("REITs"), preferred stocks and other securities convertible or exchangeable into common stock.

Investment Process: Epoch Investment Partners, Inc., the Fund's Subadvisor, invests primarily in companies that generate increasing levels of free cash flow and have managements that allocate it effectively to create shareholder value.

The security selection process focuses on free-cash-flow analytics as opposed to traditional accounting-based metrics. The Subadvisor seeks to identify companies with a consistent, straightforward ability to both generate free cash flow and to intelligently allocate it among internal reinvestment opportunities, acquisitions, dividends, share repurchases and/or debt reduction.

The Subadvisor seeks to find and invest in companies that meet its definition of quality-companies that are free cash flow positive or becoming free cash flow positive, that are debt free or deleveraging, and that are led by strong management.

The Subadvisor may sell or reduce a position in a security if it sees a deterioration in fundamentals or when the security is deemed less attractive relative to another security on a return/risk basis. The Subadvisor may sell or reduce a position in a security when it believes its investment objectives have been met or if the investment thesis is failing to materialize.

Principal Risks

You can lose money by investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The investments selected by the Fund’s Subadvisor may underperform the market or other investments. The Fund may receive large purchase or redemption orders which may have adverse effects on performance if the Fund were required to sell securities, invest cash or hold cash at times when it would not otherwise do so.

The principal risks of investing in the Fund are summarized below.

Market Risk: The value of the Fund's investments may fluctuate because of changes in the markets in which the Fund invests, which could cause the Fund to underperform other funds with similar objectives. Changes in these markets may be rapid and unpredictable. From time to time, markets may experience periods of stress for potentially prolonged periods that may result in: (i) increased market volatility; (ii) reduced market liquidity; and (iii) increased redemptions. Such conditions may add significantly to the risk of volatility in the net asset value of the Fund's shares.

Portfolio Management Risk: The investment strategies, practices and risk analysis used by the Subadvisor may not produce the desired results. In addition, the Fund may not achieve its investment objective, including during a period in which the Subadvisor takes temporary positions in response to unusual or adverse market, economic or political conditions, or other unusual or abnormal circumstances.

Equity Securities Risk: Investments in common stocks and other equity securities are particularly subject to the risk of changing economic, stock market, industry and company conditions and the risks inherent in the portfolio managers' ability to anticipate such changes that can adversely affect the value of the Fund's holdings. Opportunity for greater gain often comes with greater risk of loss.

Market Capitalization Risk: To the extent the Fund invests in the securities issued by small-, mid-, or large-cap companies, the Fund will be subject to the risks associated with securities issued by companies of the applicable market capitalization.  Securities of small-cap and mid-cap companies may be subject to greater price volatility, significantly lower trading volumes, cyclical, static or moderate growth prospects and greater spreads between their bid and ask prices than securities of larger companies. Smaller capitalization companies frequently rely on narrower product lines and niche markets and may be more vulnerable to adverse business or market developments.  Securities issued by larger companies may have less growth potential and may not be able to attain the high growth rates of successful smaller companies, especially during strong economic periods.  In addition, larger companies may be less capable of responding quickly to competitive challenges and industry changes, including those resulting from improvements in technology, and may suffer sharper price declines as a result of earnings disappointments.  There is a risk that the securities issued by companies of a certain market capitalization may underperform the broader market at any given time.

Value Stock Risk: Value stocks may never reach what the Subadvisor believes is their full value or they may go down in value. In addition, different types of stocks tend to shift in and out of favor depending on market and economic conditions, and therefore the Fund's performance may be lower or higher than that of funds that invest in other types of equity securities.

Growth Stock Risk: If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can cushion stock prices in market downturns.

Concentrated Portfolio Risk: Because the Fund typically invests in relatively few holdings, a larger percentage of its assets may be invested in a particular issuer or in fewer companies than is typical of other mutual funds. This may increase volatility. The Fund will be more susceptible to adverse economic, political, regulatory or market developments affecting a single issuer than a fund that is less concentrated.

Foreign Securities Risk: Investments in foreign securities may be riskier than investments in U.S. securities. Differences between U.S. and foreign regulatory regimes and securities markets, including less stringent investor protections and disclosure standards of some foreign markets, less liquid trading markets and political and economic developments in foreign countries, may affect the value of the Fund's investments in foreign securities. Foreign securities may also subject the Fund's investments to changes in currency rates. These risks may be greater with respect to securities of companies that conduct their business activities in emerging markets or whose securities are traded principally in emerging markets.

Depositary Receipts Risk: Investments in depositary receipts may entail the special risks of foreign investing, including currency exchange fluctuations, government regulations, and the potential for political and economic instability.

Convertible Securities Risk: Convertible securities may be subordinate to other securities. In part, the total return for a convertible security depends upon the performance of the underlying stock into which it can be converted. Also, issuers of convertible securities are often not as strong financially as those issuing securities with higher credit ratings, are more likely to encounter financial difficulties and typically are more vulnerable to changes in the economy, such as a recession or a sustained period of rising interest rates, which could affect their ability to make interest and principal payments. If an issuer stops making interest and/or principal payments, the Fund could lose its entire investment.

Real Estate Investment Trust Risk: Investments in REITs involve risks associated with direct ownership of real estate, including decline in property values, extended vacancies, increases in property taxes and changes in interest rates. Additionally, the appreciation of securities issued by REITs depends, in part, on the skills of the REIT’s manager. REITs may not be diversified, may experience substantial cost in the event of borrower or lessee defaults and are subject to heavy cash flow dependency.

Past Performance

The following bar chart and table indicate some of the risks of investing in the Fund. The bar chart shows you how the Fund's calendar year performance has varied over the last ten years. Sales loads are not reflected in the bar chart. If they were, returns would be less than those shown. The average annual total returns table shows how the Fund's average annual total returns (before and after taxes) for the one-, five- and ten-year periods compare to those of two broad-based securities market indices. The Fund has selected the Russell 1000 ® Value Index as its primary benchmark. The Russell 1000 ® Value Index measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000 ® Index companies with lower price-to-book ratios and lower expected growth values. The Fund has selected the Standard & Poor’s 500 ® Index (“S&P 500 ® Index”) as its secondary benchmark. The S&P 500 ® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

Performance data for the classes varies based on differences in their fee and expense structures. Performance is not shown for classes with less than one calendar year of performance. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Please visit mainstayinvestments.com for more recent performance information.

Annual Returns, Class I Shares (by calendar year 2007-2016)

Best Quarter
2Q/09	15.65%
Worst Quarter
4Q/08	-22.00%

Average Annual Total Returns (for the periods ended December 31, 2016)
Average Annual Total Returns - - MainStay ICAP Select Equity Fund	1 Year	5 Years	10 Years	Inception Date
Class A	(2.31%)	8.58%	4.04%	Sep. 01, 2006
Investor Class	(2.51%)	8.37%	4.24%	Apr. 29, 2008
Class B	(2.63%)	8.50%	7.98%	Nov. 13, 2009
Class C	1.40%	8.78%	3.66%	Sep. 01, 2006
Class I	3.67%	10.12%	4.93%	Dec. 31, 1997
Class I | After Taxes on Distributions	3.36%	8.02%	3.53%
Class I | After Taxes on Distributions and Sales	2.32%	7.86%	3.79%
Class R1	3.53%	10.00%	4.80%	Sep. 01, 2006
Class R2	3.33%	9.74%	4.54%	Sep. 01, 2006
Class R3	2.93%	9.37%	4.24%	Sep. 01, 2006
Class R6	3.75%	5.92%	none	Jun. 17, 2013
Russell 1000® Value Index (reflects no deductions for fees, expenses, or taxes)	17.34%	14.80%	5.72%
S&P 500® Index (reflects no deductions for fees, expenses, or taxes)	11.96%	14.66%	6.95%

After-tax returns are calculated using the highest individual federal marginal income tax rates in effect at the time of each distribution or capital gain or upon the sale of fund shares, and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of shares at the end of the measurement period. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns shown are for Class I shares. After-tax returns for the other share classes may vary.